Note 12 - Equity Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2014	Mar. 31, 2014
Note 12 - Equity Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0.5
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 36 days
Employee Service Share Based Compensation Additional Tax Benefit	0.5
Subordinated Units [Member] | Predecessor Long Term Incentive Plan [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Number of Units Converted (in Shares)	44,451
Subordinated Units [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense	0.30
Long Term Incentive Plan [Member] | Minimum [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Long Term Incentive Plan [Member] | Maximum [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Long Term Incentive Plan [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			1,182,600
Percentage of Authorized Units			10.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2.1
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 328 days
Number of Units Exchanged (in Shares)	44,250
Predecessor Long Term Incentive Plan [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Reversal of Compensation Liability				0.1
TIR Inc [Member]
Note 12 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	14
Allocated Share-based Compensation Expense	1.75
Employee Service Share Based Compensation Tax Provision		0.2
Employee Service Share Based Compensation Additional Tax Benefit	0.6
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 0.7